Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALPS Series Trust
Prospectus Date	rr_ProspectusDate	Dec. 16, 2013
Document Creation Date	dei_DocumentCreationDate	Nov. 21, 2014